General and administrative expenses	12 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
General and administrative expenses

17 General and administrative expenses

	Year Ended June 30,
	2025	2024	2023
Professional fees	611,316	738,482	1,094,500
Audit fee	447,948	235,000	-
Employee costs	199,704	428,715	179,301
Insurance	543,934	492,676	152,911
Other expenses	657,087	546,879	265,908
Management fee	375,345	312,000	252,000
Expected credit losses	-	264,798	380,604
Travel expenses	185,299	112,291	39,290
Depreciation	112,213	17,473	24,444
Technology costs	15,225	17,187	42,784
Occupancy costs	28,344	43,990	12,298
Security	9,647	9,266	18,280
Utilities	11,874	6,086	5,112
Total general and administrative expenses	3,197,936	3,224,843	2,467,432